Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® 500 Index Fund
November 30, 2024
Z5I-NPRT3-0125
1.9881569.107
Common Stocks - 99.4%
	Shares	Value ($)
CHINA - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	28,175	6,462,500
IRELAND - 0.4%
Information Technology - 0.4%
IT Services - 0.4%
Accenture PLC Class A	69,561	25,206,820
SWITZERLAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	33,772	5,103,624
UNITED STATES - 98.8%
Communication Services - 8.8%
Diversified Telecommunication Services - 0.7%
AT&T Inc	796,766	18,453,101
Verizon Communications Inc	467,851	20,744,513
		39,197,614
Entertainment - 1.4%
Electronic Arts Inc	26,861	4,396,340
Live Nation Entertainment Inc (b)	17,520	2,422,140
Netflix Inc (b)	47,680	42,283,101
Take-Two Interactive Software Inc (b)	18,093	3,408,359
Walt Disney Co/The	201,528	23,673,494
Warner Bros Discovery Inc (b)	250,056	2,620,587
		78,804,021
Interactive Media & Services - 6.0%
Alphabet Inc Class A	650,882	109,966,514
Alphabet Inc Class C	533,641	90,980,454
Match Group Inc (b)	28,076	919,208
Meta Platforms Inc Class A	242,716	139,396,653
		341,262,829
Media - 0.5%
Charter Communications Inc Class A (b)	10,721	4,255,862
Comcast Corp Class A	429,426	18,546,909
Fox Corp Class A	25,741	1,212,916
Fox Corp Class B	14,362	642,412
Interpublic Group of Cos Inc/The	40,889	1,259,790
News Corp Class A	41,187	1,208,838
News Corp Class B	12,220	392,140
Omnicom Group Inc	21,821	2,287,277
Paramount Global Class B (c)	64,743	702,462
		30,508,606
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	54,441	13,443,661
TOTAL COMMUNICATION SERVICES		503,216,731

Consumer Discretionary - 10.7%
Automobile Components - 0.0%
Aptiv PLC (b)	29,693	1,648,852
BorgWarner Inc	24,796	850,999
		2,499,851
Automobiles - 2.1%
Ford Motor Co	434,743	4,838,690
General Motors Co	124,575	6,925,124
Tesla Inc (b)	308,253	106,396,605
		118,160,419
Broadline Retail - 3.8%
Amazon.com Inc (b)	1,037,760	215,739,926
eBay Inc	54,024	3,419,179
		219,159,105
Distributors - 0.1%
Genuine Parts Co	15,563	1,972,299
LKQ Corp	28,659	1,126,012
Pool Corp	4,322	1,629,783
		4,728,094
Hotels, Restaurants & Leisure - 2.0%
Airbnb Inc Class A (b)	48,689	6,627,060
Booking Holdings Inc	3,723	19,366,972
Caesars Entertainment Inc (b)	23,552	906,516
Carnival Corp (b)	112,786	2,868,148
Chipotle Mexican Grill Inc (b)	151,811	9,339,413
Darden Restaurants Inc	13,230	2,332,052
Domino's Pizza Inc	3,932	1,872,379
Expedia Group Inc Class A (b)	13,902	2,566,587
Hilton Worldwide Holdings Inc	27,272	6,911,816
Las Vegas Sands Corp	39,537	2,097,833
Marriott International Inc/MD Class A1	26,035	7,526,458
McDonald's Corp	79,683	23,586,966
MGM Resorts International (b)	25,133	963,599
Norwegian Cruise Line Holdings Ltd (b)	49,882	1,341,327
Royal Caribbean Cruises Ltd	26,308	6,420,730
Starbucks Corp	125,902	12,899,919
Wynn Resorts Ltd	10,180	960,788
Yum! Brands Inc	31,409	4,363,966
		112,952,529
Household Durables - 0.4%
DR Horton Inc	32,546	5,493,115
Garmin Ltd	17,064	3,627,806
Lennar Corp Class A	27,064	4,719,691
Mohawk Industries Inc (b)	5,703	791,747
NVR Inc (b)	340	3,140,097
PulteGroup Inc	22,940	3,103,094
		20,875,550
Leisure Products - 0.0%
Hasbro Inc	14,266	929,430
Specialty Retail - 1.9%
AutoZone Inc (b)	1,893	5,999,939
Best Buy Co Inc	21,950	1,975,500
CarMax Inc (b)	16,992	1,426,818
Home Depot Inc/The	110,161	47,273,391
Lowe's Cos Inc	63,325	17,251,630
O'Reilly Automotive Inc (b)	6,448	8,016,283
Ross Stores Inc	37,014	5,732,358
TJX Cos Inc/The	125,563	15,782,013
Tractor Supply Co	11,917	3,380,495
Ulta Beauty Inc (b)	5,341	2,065,044
		108,903,471
Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp (b)	16,935	3,318,583
Lululemon Athletica Inc (b)	12,704	4,073,665
NIKE Inc Class B	133,822	10,541,159
Ralph Lauren Corp Class A	4,361	1,009,135
Tapestry Inc	26,136	1,627,750
		20,570,292
TOTAL CONSUMER DISCRETIONARY		608,778,741

Consumer Staples - 5.7%
Beverages - 1.2%
Brown-Forman Corp Class B	19,957	839,790
Coca-Cola Co/The	430,967	27,616,365
Constellation Brands Inc Class A	17,480	4,211,806
Keurig Dr Pepper Inc	124,555	4,066,721
Molson Coors Beverage Co Class B	19,127	1,187,022
Monster Beverage Corp (b)	78,714	4,339,503
PepsiCo Inc	152,637	24,948,518
		67,209,725
Consumer Staples Distribution & Retail - 2.0%
Costco Wholesale Corp	49,246	47,861,203
Dollar General Corp	24,605	1,901,228
Dollar Tree Inc (b)	22,798	1,624,813
Kroger Co/The	74,088	4,525,295
Sysco Corp	54,175	4,177,434
Target Corp	51,446	6,806,820
Walgreens Boots Alliance Inc	78,004	703,596
Walmart Inc	482,471	44,628,568
		112,228,957
Food Products - 0.6%
Archer-Daniels-Midland Co	52,974	2,892,380
Bunge Global SA	16,056	1,440,865
Conagra Brands Inc	53,982	1,487,204
General Mills Inc	62,152	4,118,192
Hershey Co/The	16,338	2,877,612
Hormel Foods Corp	31,636	1,025,955
JM Smucker Co	11,587	1,364,833
Kellanova	29,864	2,427,645
Kraft Heinz Co/The	97,511	3,117,427
Lamb Weston Holdings Inc	15,641	1,208,111
McCormick & Co Inc/MD	28,102	2,203,478
Mondelez International Inc	148,679	9,656,701
The Campbell's Company	21,451	991,036
Tyson Foods Inc Class A	32,028	2,065,806
		36,877,245
Household Products - 1.2%
Church & Dwight Co Inc	27,182	2,993,554
Clorox Co/The	13,816	2,309,620
Colgate-Palmolive Co	90,504	8,745,402
Kimberly-Clark Corp	37,438	5,216,985
Procter & Gamble Co/The	261,501	46,876,669
		66,142,230
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	25,973	1,873,173
Kenvue Inc	213,013	5,129,353
		7,002,526
Tobacco - 0.6%
Altria Group Inc	189,089	10,917,999
Philip Morris International Inc	172,823	22,995,828
		33,913,827
TOTAL CONSUMER STAPLES		323,374,510

Energy - 3.4%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A	110,809	4,870,056
Halliburton Co	97,873	3,118,234
Schlumberger NV	157,161	6,905,654
		14,893,944
Oil, Gas & Consumable Fuels - 3.2%
APA Corp	40,270	912,115
Chevron Corp	188,992	30,603,475
ConocoPhillips	145,151	15,725,659
Coterra Energy Inc	82,750	2,211,079
Devon Energy Corp	69,443	2,635,362
Diamondback Energy Inc	20,669	3,670,608
EOG Resources Inc	63,239	8,427,229
Eqt Corp	66,099	3,003,539
Exxon Mobil Corp	493,609	58,226,118
Hess Corp	30,842	4,539,326
Kinder Morgan Inc	214,657	6,068,353
Marathon Petroleum Corp	37,086	5,790,979
Occidental Petroleum Corp	74,272	3,756,678
ONEOK Inc	64,692	7,349,011
Phillips 66	46,359	6,211,179
Targa Resources Corp	24,470	4,999,221
Texas Pacific Land Corp	2,093	3,348,988
Valero Energy Corp	35,661	4,959,732
Williams Cos Inc/The	135,821	7,948,245
		180,386,896
TOTAL ENERGY		195,280,840

Financials - 13.8%
Banks - 3.5%
Bank of America Corp	750,026	35,633,735
Citigroup Inc	212,080	15,030,110
Citizens Financial Group Inc	50,119	2,412,729
Fifth Third Bancorp	74,942	3,601,713
Huntington Bancshares Inc/OH	161,717	2,912,523
JPMorgan Chase & Co	316,075	78,930,249
KeyCorp	103,926	2,024,477
M&T Bank Corp	18,462	4,061,455
PNC Financial Services Group Inc/The	44,216	9,494,060
Regions Financial Corp	101,910	2,778,067
Truist Financial Corp	148,268	7,069,418
US Bancorp	173,603	9,251,304
Wells Fargo & Co	378,188	28,806,580
		202,006,420
Capital Markets - 3.3%
Ameriprise Financial Inc	10,898	6,255,125
Bank of New York Mellon Corp/The	81,746	6,692,545
Blackrock Inc	15,477	15,829,876
Blackstone Inc	80,009	15,288,920
Cboe Global Markets Inc	11,645	2,513,573
Charles Schwab Corp/The	165,999	13,738,077
CME Group Inc Class A	39,913	9,499,294
FactSet Research Systems Inc	4,256	2,088,292
Franklin Resources Inc	33,592	764,553
Goldman Sachs Group Inc/The	35,098	21,359,590
Intercontinental Exchange Inc	63,820	10,272,467
Invesco Ltd	48,989	886,211
KKR & Co Inc Class A	74,972	12,210,690
MarketAxess Holdings Inc	4,110	1,063,216
Moody's Corp	17,405	8,702,152
Morgan Stanley	138,437	18,219,694
MSCI Inc	8,737	5,326,337
Nasdaq Inc	45,784	3,799,614
Northern Trust Corp	22,533	2,504,768
Raymond James Financial Inc	20,602	3,487,507
S&P Global Inc	35,580	18,590,906
State Street Corp	33,074	3,258,120
T Rowe Price Group Inc	24,730	3,062,563
		185,414,090
Consumer Finance - 0.5%
American Express Co	62,408	19,014,469
Capital One Financial Corp	42,334	8,128,551
Discover Financial Services	28,021	5,111,871
Synchrony Financial	44,061	2,974,999
		35,229,890
Financial Services - 4.3%
Berkshire Hathaway Inc Class B (b)	203,521	98,304,713
Corpay Inc (b)	7,716	2,941,185
Fidelity National Information Services Inc	60,586	5,167,986
Fiserv Inc (b)	64,025	14,146,964
Global Payments Inc	28,235	3,358,836
Jack Henry & Associates Inc	7,936	1,398,163
Mastercard Inc Class A	91,654	48,846,083
PayPal Holdings Inc (b)	113,363	9,836,508
Visa Inc Class A	185,598	58,478,218
		242,478,656
Insurance - 2.2%
AFLAC Inc	55,797	6,360,858
Allstate Corp/The	29,289	6,074,246
American International Group Inc	71,827	5,522,060
Aon PLC	24,095	9,434,156
Arch Capital Group Ltd	41,765	4,206,571
Arthur J Gallagher & Co	24,403	7,619,593
Assurant Inc	5,638	1,280,390
Brown & Brown Inc	26,280	2,972,268
Chubb Ltd	41,806	12,070,646
Cincinnati Financial Corp	17,394	2,780,083
Erie Indemnity Co Class A	2,715	1,196,120
Everest Group Ltd	4,853	1,880,829
Globe Life Inc	9,778	1,087,705
Hartford Financial Services Group Inc/The	32,324	3,985,872
Loews Corp	19,835	1,720,290
Marsh & McLennan Cos Inc	54,723	12,763,045
MetLife Inc	65,284	5,760,007
Principal Financial Group Inc	23,813	2,073,874
Progressive Corp/The	65,098	17,503,551
Prudential Financial Inc	39,796	5,150,000
The Travelers Companies, Inc.	25,236	6,713,785
W R Berkley Corp	33,614	2,169,784
Willis Towers Watson PLC	11,226	3,614,772
		123,940,505
TOTAL FINANCIALS		789,069,561

Health Care - 10.5%
Biotechnology - 1.6%
AbbVie Inc	196,234	35,897,086
Amgen Inc	59,701	16,887,622
Biogen Inc (b)	16,149	2,594,014
Gilead Sciences Inc	138,359	12,809,276
Incyte Corp (b)	17,403	1,298,089
Moderna Inc (b)	37,830	1,628,960
Regeneron Pharmaceuticals Inc (b)	11,804	8,855,597
Vertex Pharmaceuticals Inc (b)	28,679	13,425,500
		93,396,144
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	193,278	22,955,628
Align Technology Inc (b)	7,893	1,837,254
Baxter International Inc	56,969	1,920,425
Becton Dickinson & Co	32,184	7,141,630
Boston Scientific Corp (b)	163,497	14,822,638
Cooper Cos Inc/The (b)	22,179	2,316,818
Dexcom Inc (b)	44,388	3,461,820
Edwards Lifesciences Corp (b)	67,165	4,792,223
GE HealthCare Technologies Inc	50,900	4,235,898
Hologic Inc (b)	25,946	2,062,707
IDEXX Laboratories Inc (b)	9,059	3,820,633
Insulet Corp (b)	7,861	2,097,158
Intuitive Surgical Inc (b)	39,398	21,353,716
Medtronic PLC	142,494	12,331,431
ResMed Inc	16,201	4,034,373
Solventum Corp	15,042	1,075,653
STERIS PLC	10,977	2,404,622
Stryker Corp	38,077	14,931,896
Teleflex Inc	5,129	989,127
Zimmer Biomet Holdings Inc	22,684	2,542,876
		131,128,526
Health Care Providers & Services - 2.3%
Cardinal Health Inc	27,017	3,302,558
Cencora Inc	19,433	4,888,371
Centene Corp (b)	58,878	3,532,680
Cigna Group/The	31,095	10,503,891
CVS Health Corp	139,601	8,355,120
DaVita Inc (b)	5,024	834,837
Elevance Health Inc	25,778	10,490,615
HCA Healthcare Inc	20,649	6,756,766
Henry Schein Inc (b)	13,794	1,062,828
Humana Inc	13,456	3,988,089
Labcorp Holdings Inc	9,393	2,265,216
McKesson Corp	14,419	9,062,342
Molina Healthcare Inc (b)	6,567	1,956,309
Quest Diagnostics Inc	12,485	2,030,810
UnitedHealth Group Inc	102,578	62,593,096
Universal Health Services Inc Class B	6,704	1,374,320
		132,997,848
Life Sciences Tools & Services - 1.1%
Agilent Technologies Inc	32,510	4,485,405
Bio-Techne Corp	17,156	1,292,876
Charles River Laboratories International Inc (b)	5,621	1,118,916
Danaher Corp	71,412	17,116,742
IQVIA Holdings Inc (b)	19,325	3,881,233
Mettler-Toledo International Inc (b)	2,346	2,935,315
Revvity Inc	13,886	1,612,720
Thermo Fisher Scientific Inc	42,434	22,474,320
Waters Corp (b)	6,610	2,542,999
West Pharmaceutical Services Inc	8,085	2,633,123
		60,093,649
Pharmaceuticals - 3.2%
Bristol-Myers Squibb Co	225,315	13,343,154
Catalent Inc (b)	19,702	1,203,989
Eli Lilly & Co	87,637	69,702,089
Johnson & Johnson	267,441	41,456,029
Merck & Co Inc	281,629	28,624,772
Pfizer Inc	629,840	16,508,106
Viatris Inc	134,164	1,756,207
Zoetis Inc Class A	50,211	8,799,478
		181,393,824
TOTAL HEALTH CARE		599,009,991

Industrials - 8.6%
Aerospace & Defense - 1.9%
Axon Enterprise Inc (b)	7,940	5,136,862
Boeing Co (b)	81,217	12,624,370
GE Aerospace	120,486	21,947,731
General Dynamics Corp	28,592	8,120,414
Howmet Aerospace Inc	45,407	5,375,281
Huntington Ingalls Industries Inc	4,269	844,920
L3Harris Technologies Inc	21,080	5,190,950
Lockheed Martin Corp	23,574	12,480,311
Northrop Grumman Corp	15,287	7,485,280
RTX Corp	147,818	18,008,667
Textron Inc	21,001	1,798,316
TransDigm Group Inc	6,222	7,795,979
		106,809,081
Air Freight & Logistics - 0.4%
CH Robinson Worldwide Inc	12,768	1,348,045
Expeditors International of Washington Inc	15,801	1,922,034
FedEx Corp	24,953	7,552,525
United Parcel Service Inc Class B	81,506	11,061,994
		21,884,598
Building Products - 0.5%
A O Smith Corp	13,059	972,765
Allegion plc	9,876	1,390,936
Builders FirstSource Inc (b)	12,952	2,415,159
Carrier Global Corp	93,622	7,243,534
Johnson Controls International plc	74,067	6,211,259
Masco Corp	24,397	1,965,422
Trane Technologies PLC	25,099	10,446,706
		30,645,781
Commercial Services & Supplies - 0.6%
Cintas Corp	38,114	8,605,760
Copart Inc (b)	97,313	6,168,671
Republic Services Inc	22,729	4,961,741
Rollins Inc	31,652	1,593,044
Veralto Corp	27,373	2,961,485
Waste Management Inc	40,507	9,244,508
		33,535,209
Construction & Engineering - 0.1%
Quanta Services Inc	16,377	5,642,204
Electrical Equipment - 0.8%
AMETEK Inc	25,778	5,010,728
Eaton Corp PLC	44,203	16,594,690
Emerson Electric Co	63,793	8,458,952
GE Vernova Inc	30,527	10,199,681
Generac Holdings Inc (b)	6,549	1,232,522
Hubbell Inc	5,962	2,743,057
Rockwell Automation Inc	12,552	3,704,597
		47,944,227
Ground Transportation - 1.0%
CSX Corp	215,582	7,879,522
JB Hunt Transport Services Inc	9,075	1,716,173
Norfolk Southern Corp	25,033	6,905,353
Old Dominion Freight Line Inc	21,026	4,733,794
Uber Technologies Inc (b)	233,400	16,795,464
Union Pacific Corp	67,664	16,554,674
		54,584,980
Industrial Conglomerates - 0.4%
3M Co	61,049	8,151,872
Honeywell International Inc	72,350	16,852,486
		25,004,358
Machinery - 1.7%
Caterpillar Inc	53,862	21,873,898
Cummins Inc	15,236	5,714,109
Deere & Co	28,478	13,267,900
Dover Corp	15,247	3,139,357
Fortive Corp	38,833	3,080,622
IDEX Corp	8,479	1,955,512
Illinois Tool Works Inc	30,012	8,328,930
Ingersoll Rand Inc	44,961	4,683,587
Nordson Corp	6,135	1,601,174
Otis Worldwide Corp	44,599	4,592,805
PACCAR Inc	58,070	6,794,190
Parker-Hannifin Corp	14,319	10,064,825
Pentair PLC	18,566	2,023,508
Snap-on Inc	5,901	2,181,541
Stanley Black & Decker Inc	17,272	1,544,980
Westinghouse Air Brake Technologies Corp	19,362	3,884,404
Xylem Inc/NY	26,838	3,401,717
		98,133,059
Passenger Airlines - 0.2%
Delta Air Lines Inc	71,204	4,544,240
Southwest Airlines Co	66,926	2,165,725
United Airlines Holdings Inc (b)	36,529	3,537,103
		10,247,068
Professional Services - 0.7%
Amentum Holdings Inc	13,631	331,915
Automatic Data Processing Inc	45,302	13,904,543
Broadridge Financial Solutions Inc	12,950	3,056,459
Dayforce Inc (b)(c)	17,212	1,376,788
Equifax Inc	13,656	3,571,863
Jacobs Solutions Inc	14,017	1,979,621
Leidos Holdings Inc	14,984	2,478,354
Paychex Inc	35,642	5,213,355
Paycom Software Inc	5,298	1,228,712
Verisk Analytics Inc	15,882	4,672,643
		37,814,253
Trading Companies & Distributors - 0.3%
Fastenal Co	63,699	5,322,688
United Rentals Inc	7,376	6,387,617
WW Grainger Inc	4,933	5,945,942
		17,656,247
TOTAL INDUSTRIALS		489,901,065

Information Technology - 30.6%
Communications Equipment - 0.9%
Arista Networks Inc (b)	28,632	11,619,438
Cisco Systems Inc	447,293	26,484,219
F5 Inc (b)	6,568	1,644,299
Juniper Networks Inc	37,272	1,338,810
Motorola Solutions Inc	18,503	9,245,949
		50,332,715
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp Class A	133,727	9,715,267
CDW Corp/DE	14,779	2,600,069
Corning Inc	84,947	4,134,370
Jabil Inc	12,784	1,736,451
Keysight Technologies Inc (b)	19,342	3,304,387
Teledyne Technologies Inc (b)	5,214	2,530,146
Trimble Inc (b)	27,343	1,995,219
Zebra Technologies Corp Class A (b)	5,759	2,343,913
		28,359,822
IT Services - 0.7%
Akamai Technologies Inc (b)	17,005	1,598,810
Cognizant Technology Solutions Corp Class A	55,276	4,449,165
EPAM Systems Inc (b)	6,198	1,511,816
Gartner Inc (b)	8,588	4,447,983
GoDaddy Inc Class A (b)	15,676	3,097,107
IBM Corporation	102,277	23,258,813
VeriSign Inc (b)	9,427	1,764,546
		40,128,240
Semiconductors & Semiconductor Equipment - 10.9%
Advanced Micro Devices Inc (b)	179,801	24,664,203
Analog Devices Inc	55,108	12,016,299
Applied Materials Inc	91,958	16,065,982
Broadcom Inc	517,117	83,814,324
Enphase Energy Inc (b)	14,743	1,051,913
First Solar Inc (b)	11,889	2,369,121
Intel Corp	474,327	11,407,564
KLA Corp	14,958	9,678,275
Lam Research Corp	145,030	10,714,816
Microchip Technology Inc	59,856	4,080,384
Micron Technology Inc	123,191	12,066,558
Monolithic Power Systems Inc	5,422	3,077,744
NVIDIA Corp	2,732,923	377,826,606
ON Semiconductor Corp (b)	47,384	3,369,950
Qorvo Inc (b)	10,327	713,079
QUALCOMM Inc	123,737	19,616,027
Skyworks Solutions Inc	17,946	1,571,890
Teradyne Inc	18,193	2,001,230
Texas Instruments Inc	101,409	20,386,251
		616,492,216
Software - 10.2%
Adobe Inc (b)	49,254	25,411,616
ANSYS Inc (b)	9,678	3,397,946
Autodesk Inc (b)	23,998	7,005,016
Cadence Design Systems Inc (b)	30,416	9,331,933
Crowdstrike Holdings Inc Class A (b)	25,682	8,885,202
Fair Isaac Corp (b)	2,722	6,464,832
Fortinet Inc (b)	70,419	6,693,326
Gen Digital Inc	60,771	1,874,784
Intuit Inc	31,046	19,923,150
Microsoft Corp	825,730	349,663,626
Oracle Corp	177,532	32,815,015
Palantir Technologies Inc Class A (b)	224,025	15,027,597
Palo Alto Networks Inc (b)	35,963	13,947,171
PTC Inc (b)	13,377	2,676,202
Roper Technologies Inc	11,953	6,770,657
Salesforce Inc	107,636	35,518,804
Servicenow Inc (b)	22,880	24,011,187
Synopsys Inc (b)	17,000	9,494,330
Tyler Technologies Inc (b)	4,735	2,979,120
		581,891,514
Technology Hardware, Storage & Peripherals - 7.4%
Apple Inc	1,689,069	400,866,746
Dell Technologies Inc Class C	32,148	4,101,763
Hewlett Packard Enterprise Co	143,933	3,054,258
HP Inc	109,497	3,879,479
NetApp Inc	22,810	2,797,418
Seagate Technology Holdings PLC	23,348	2,365,853
Super Micro Computer Inc (b)(c)	55,950	1,826,208
Western Digital Corp (b)	36,350	2,653,187
		421,544,912
TOTAL INFORMATION TECHNOLOGY		1,738,749,419

Materials - 2.1%
Chemicals - 1.5%
Air Products and Chemicals Inc	24,763	8,279,014
Albemarle Corp	13,303	1,432,733
Celanese Corp	11,895	870,833
CF Industries Holdings Inc	20,282	1,818,484
Corteva Inc	77,166	4,802,812
Dow Inc	77,358	3,419,997
DuPont de Nemours Inc	46,671	3,901,229
Eastman Chemical Co	12,726	1,332,667
Ecolab Inc	28,252	7,028,250
FMC Corp	13,589	802,974
International Flavors & Fragrances Inc	28,349	2,589,965
Linde PLC	53,392	24,613,178
LyondellBasell Industries NV Class A1	28,887	2,407,443
Mosaic Co/The	34,689	917,871
PPG Industries Inc	25,790	3,207,502
Sherwin-Williams Co/The	25,841	10,269,213
		77,694,165
Construction Materials - 0.1%
Martin Marietta Materials Inc	6,755	4,052,999
Vulcan Materials Co	14,599	4,206,410
		8,259,409
Containers & Packaging - 0.2%
Amcor PLC	157,347	1,674,172
Avery Dennison Corp	9,017	1,857,051
Ball Corp	33,864	2,104,986
International Paper Co	38,936	2,290,605
Packaging Corp of America	9,953	2,476,804
Smurfit WestRock PLC	54,725	3,010,970
		13,414,588
Metals & Mining - 0.3%
Freeport-McMoRan Inc	159,900	7,067,581
Newmont Corp	126,863	5,320,634
Nucor Corp	26,196	4,052,259
Steel Dynamics Inc	16,027	2,328,242
		18,768,716
TOTAL MATERIALS		118,136,878

Real Estate - 2.2%
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	17,415	1,919,655
Healthpeak Properties Inc	79,052	1,738,353
Ventas Inc	45,758	2,931,715
Welltower Inc	63,814	8,817,820
		15,407,543
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	79,527	1,464,886
Industrial REITs - 0.2%
Prologis Inc	102,906	12,017,363
Office REITs - 0.0%
BXP Inc	15,818	1,296,917
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (b)	33,599	4,703,524
CoStar Group Inc (b)	45,320	3,686,329
		8,389,853
Residential REITs - 0.3%
AvalonBay Communities Inc	15,705	3,696,172
Camden Property Trust	12,055	1,516,519
Equity Residential	37,869	2,903,038
Essex Property Trust Inc	7,174	2,227,240
Invitation Homes Inc	63,624	2,179,122
Mid-America Apartment Communities Inc	13,070	2,145,571
UDR Inc	33,892	1,554,287
		16,221,949
Retail REITs - 0.3%
Federal Realty Investment Trust	8,190	955,364
Kimco Realty Corp	75,603	1,933,169
Realty Income Corp	96,442	5,583,027
Regency Centers Corp	17,783	1,344,217
Simon Property Group Inc	33,970	6,236,892
		16,052,669
Specialized REITs - 1.0%
American Tower Corp	51,945	10,856,505
Crown Castle Inc	48,220	5,123,375
Digital Realty Trust Inc	34,141	6,681,052
Equinix Inc	10,575	10,379,151
Extra Space Storage Inc	23,684	4,049,017
Iron Mountain Inc	32,829	4,059,962
Public Storage Operating Co	17,448	6,072,776
SBA Communications Corp Class A	11,922	2,697,353
VICI Properties Inc	117,259	3,823,816
Weyerhaeuser Co	80,656	2,601,963
		56,344,970
TOTAL REAL ESTATE		127,196,150

Utilities - 2.4%
Electric Utilities - 1.6%
Alliant Energy Corp	28,839	1,822,625
American Electric Power Co Inc	58,955	5,887,246
Constellation Energy Corp	34,631	8,884,929
Duke Energy Corp	85,903	10,054,946
Edison International	42,678	3,744,995
Entergy Corp	23,699	3,701,073
Evergy Inc	25,034	1,617,947
Eversource Energy	39,642	2,556,513
Exelon Corp	111,540	4,412,522
FirstEnergy Corp	57,037	2,426,924
NextEra Energy Inc	228,282	17,958,945
NRG Energy Inc	23,093	2,346,480
PG&E Corp	237,809	5,143,809
Pinnacle West Capital Corp	12,363	1,158,413
PPL Corp	81,964	2,863,003
Southern Co/The	121,594	10,837,673
Xcel Energy Inc	62,259	4,517,513
		89,935,556
Gas Utilities - 0.0%
Atmos Energy Corp	17,279	2,614,657
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	80,533	1,050,150
Vistra Corp	38,211	6,107,647
		7,157,797
Multi-Utilities - 0.6%
Ameren Corp	29,659	2,799,513
CenterPoint Energy Inc	72,787	2,374,312
CMS Energy Corp	33,419	2,329,638
Consolidated Edison Inc	38,381	3,860,745
Dominion Energy Inc	93,096	5,469,390
DTE Energy Co	22,959	2,887,783
NiSource Inc	48,827	1,859,820
Public Service Enterprise Group Inc	55,424	5,226,483
Sempra	70,179	6,573,668
WEC Energy Group Inc	35,234	3,560,396
		36,941,748
Water Utilities - 0.1%
American Water Works Co Inc	21,600	2,957,904
TOTAL UTILITIES		139,607,662

TOTAL UNITED STATES		5,632,321,548
TOTAL COMMON STOCKS (Cost $3,499,491,508)		5,669,094,492

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (f) (Cost $1,281,147)	4.46	1,294,000	1,281,370

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.64	23,213,786	23,218,429
Fidelity Securities Lending Cash Central Fund (g)(h)	4.64	3,678,139	3,678,506
TOTAL MONEY MARKET FUNDS (Cost $26,896,935)			26,896,935

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $3,527,669,590)	5,697,272,797
NET OTHER ASSETS (LIABILITIES) - 0.1% (d)	4,325,790
NET ASSETS - 100.0%	5,701,598,587

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	108	Dec 2024	32,678,100	1,410,001	1,410,001

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $232,562 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,281,371.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	57,333,771	482,618,098	516,736,020	992,956	2,580	-	23,218,429	0.0%
Fidelity Securities Lending Cash Central Fund	231,557	36,560,263	33,113,314	8,709	-	-	3,678,506	0.0%
Total	57,565,328	519,178,361	549,849,334	1,001,665	2,580	-	26,896,935

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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